Related Parties and Other Relationships (Tables)	12 Months Ended
Feb. 24, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Activities
Activities with SuperValu that are included in the Consolidated Statements of Operations and Comprehensive Income (Loss) consisted of the following (in millions):

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Supply agreements included in Cost of sales	$1,674.7	$1,749.1	$1,496.6
Selling and administrative expenses	119.4	157.1	190.6
Total	$1,794.1	$1,906.2	$1,687.2